Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	Aug. 31, 2018	May 31, 2018
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 678,111	$ 1,265,751
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 678,111	$ 1,265,751